3. INVESTMENT SECURITIES: Available-for-sale Securities (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Available-for-sale Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2021:
Obligations of states and
political subdivisions	$248,858,502	$13,273,291	$(948,416)	$261,183,377
Corporate securities	130,316	288,232	-	418,548
	$248,988,818	$13,561,523	$(948,416)	$261,601,925
December 31, 2020:
Obligations of states and
political subdivisions	$204,199,851	$16,464,476	$(1,022)	$220,663,305
Corporate securities	130,316	260,797	-	391,113
	$204,330,167	$16,725,273	$(1,022)	$221,054,418